RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Oct. 13, 2020
Related Party Transaction [Line Items]
Proceeds from issuance of Private Placement Warrants		$ 7,520,000
Repayment of promissory note - related party		$ 75,000
Working Capital Loans
Related Party Transaction [Line Items]
Price of warrant	$ 1.50	$ 1.50
Loan conversion agreement warrant	$ 1,500,000	$ 1,500,000
Outstanding balance of related party note	$ 0	$ 0
Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued		5,013,333
Price of warrant	$ 1.50	$ 1.50
Proceeds from issuance of Private Placement Warrants		$ 7,520,000
Exercise price of warrants	$ 11.50
Private Placement Warrants | Private Placement
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued	4,533,333
Price of warrant	$ 1.50
Proceeds from issuance of Private Placement Warrants	$ 6,800,000
Number of shares per warrant	1
Private Placement Warrants | Over-allotment option
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued	5,013,333
Proceeds from issuance of Private Placement Warrants	$ 7,520,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Repayment of promissory note - related party	75,000
Promissory Note with Related Party | Sponsor
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000
Administrative Support Agreement | Sponsor
Related Party Transaction [Line Items]
Expenses per month	$ 15,000	$ 15,000